Financial instruments (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) R$ / $	Dec. 31, 2017 BRL (R$) R$ / $	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)
Financial instruments
Recognition of loss		R$ 90.4	R$ (10.8)	R$ 82.8
Maximum | Call option sold
Financial instruments
Exchange rate | R$ / $	4.7500	4.7500
Maximum | Put and call options bought
Financial instruments
Exchange rate | R$ / $	3.2865	3.2865
Cash flow hedge
Financial instruments
Principal amount			273.3		R$ 87.4
Senior Notes | Call option bought
Financial instruments
Exchange rate | R$ / $	3.2865	3.2865
Senior Notes | Call option sold
Financial instruments
Exchange rate | R$ / $	4.7500	4.7500
Short-term investments
Financial instruments
Financial assets at book value			331.2		1,036.1
Financial assets at fair value			331.2		1,036.1
Long-term investments
Financial instruments
Financial assets at book value			753.2		836.0
Financial assets at fair value			753.2		836.0
Trade and other receivables
Financial instruments
Financial assets at book value			673.3		914.4
Financial assets at fair value			673.3		914.4
Restricted investments
Financial instruments
Financial assets at book value			162.0		8.8
Financial assets at fair value			162.0		8.8
Derivative financial instruments.
Financial instruments
Financial assets at book value			21.7		420.8
Financial assets at fair value			21.7		420.8
Loans and financing
Financial instruments
Financial liabilities at book value			4,034.5		3,489.9
Financial liabilities at fair value			4,065.8		3,461.0
Working capital loans denominated in US dollars that had swaps to local currency					103.7
Recognition of loss		R$ 2.4
Accounts payable
Financial instruments
Financial liabilities at book value			1,034.3		953.5
Financial liabilities at fair value			1,034.3		953.5
Interest rate and Currency swap agreement | Senior Notes
Financial instruments
Principal amount | $	$ 400
Interest rate and Currency swap agreement for period April 2018 to April 2019 | Senior Notes
Financial instruments
Coupon payments | $	12
Interest rate and Currency swap agreement for period October 2019 to October 2024 | Senior Notes
Financial instruments
Coupon payments | $	$ 12
Interest rate and Currency swap agreement for period October 2019 to October 2024 | Senior Notes | Put option bought
Financial instruments
Exchange rate | R$ / $	3.2865	3.2865
Interest rate and Currency swap agreement for period October 2019 to October 2024 | Senior Notes | Call option sold
Financial instruments
Exchange rate | R$ / $	4.7500	4.7500
Interest rate swap contract | Cash flow hedge
Financial instruments
Financial liabilities at fair value			21.7		14.7
Recognition of loss		R$ 14.7
Total notional of the finance leases					87.4
Financial liabilities at fair value through profit and loss.
Financial instruments
Financial liabilities at book value			44.7
Financial liabilities at fair value			44.7
Derivative financial instruments.
Financial instruments
Financial liabilities at book value			231.3		426.9
Financial liabilities at fair value			R$ 231.3		R$ 426.9
CDI | Interest rate and Currency swap agreement | Senior Notes
Financial instruments
Interest rate (as a percent)	99.10%				99.10%